Average Annual Total Returns			12 Months Ended	38 Months Ended		41 Months Ended	55 Months Ended	60 Months Ended	92 Months Ended	93 Months Ended	120 Months Ended	125 Months Ended	161 Months Ended	174 Months Ended	201 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, and taxes)
Average Annual Return, Percent			7.30%	5.86%	5.71%	2.61%	0.08%	(0.36%)	2.11%	1.98%	2.01%	1.93%	1.94%	2.30%	2.90%
Bloomberg Short Treasury: 9-12 Months Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short Treasury: 9-12 Months Index (reflects no deduction for fees, expenses, and taxes)
Average Annual Return, Percent			4.40%			4.33%		2.78%	2.61%	2.59%
Bloomberg Short Term Government/Corporate Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short-Term Government/Corporate Index(reflects no deduction for fees, expenses, and taxes)
Average Annual Return, Percent			4.46%	4.95%		4.62%		3.12%	2.75%	2.74%
Bloomberg U.S. Treasury Bills Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Treasury Bills Index(reflects no deduction for fees, expenses, and taxes)
Average Annual Return, Percent			4.30%	4.86%
Bloomberg U.S. High Yield Corporate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, and taxes)
Average Annual Return, Percent			8.62%					4.51%			6.53%				8.84%
Bloomberg US Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, and taxes)
Average Annual Return, Percent			8.58%				0.32%
Angel Oak Multi-Strategy Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return Before Taxes
Average Annual Return, Percent			4.99%					1.51%			2.22%			4.21%
Performance Inception Date		Jun. 28, 2011
Angel Oak Multi-Strategy Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return After Taxes on Distributions
Average Annual Return, Percent	[1]		2.69%					(0.65%)			0.08%			2.01%
Angel Oak Multi-Strategy Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		2.91%					0.19%			0.74%			2.30%
Angel Oak Multi-Strategy Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return Before Taxes
Average Annual Return, Percent			7.71%					2.22%			2.70%		3.33%
Performance Inception Date		Aug. 16, 2012
Angel Oak Multi-Strategy Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return Before Taxes
Average Annual Return, Percent			5.61%					1.19%				1.46%
Performance Inception Date		Aug. 04, 2015
Angel Oak UltraShort Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return Before Taxes
Average Annual Return, Percent			5.60%					3.33%		3.22%
Performance Inception Date		Apr. 02, 2018
Angel Oak UltraShort Income Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return After Taxes on Distributions
Average Annual Return, Percent	[2]		3.45%					1.80%		1.83%
Angel Oak UltraShort Income Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		3.29%					1.88%		1.86%
Angel Oak UltraShort Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return Before Taxes
Average Annual Return, Percent			5.34%					3.08%	2.95%
Performance Inception Date		Apr. 30, 2018
Angel Oak UltraShort Income Fund Class A1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		– Return Before Taxes
Average Annual Return, Percent			3.28%			4.52%
Performance Inception Date		Jul. 22, 2022
Angel Oak Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.78%		7.84%
Performance Inception Date		Nov. 07, 2022
Angel Oak Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		5.13%		5.12%
Angel Oak Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		4.57%		4.83%
Angel Oak UltraShort Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.38%	6.29%
Performance Inception Date		Oct. 24, 2022
Angel Oak UltraShort Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		3.23%	3.97%
Angel Oak UltraShort Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		3.15%	3.81%
Angel Oak High Yield Opportunities ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.81%					5.19%			6.56%				7.65%
Performance Inception Date		Mar. 31, 2009
Angel Oak High Yield Opportunities ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[5]		4.97%					2.61%			3.95%				4.86%
Angel Oak High Yield Opportunities ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		4.57%					2.82%			3.90%				4.81%
Angel Oak Mortgage-Backed Securities ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.22%				1.02%
Performance Inception Date		Jun. 04, 2021
Angel Oak Mortgage-Backed Securities ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[6]		5.89%				(0.61%)
Angel Oak Mortgage-Backed Securities ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		4.82%				0.06%

[1]
NOTE: Class A shares commenced operations on June 28, 2011 as part of the Predecessor Multi-Strategy Income Fund and Institutional Class shares commenced operations on August 16, 2012 as part of the Predecessor Multi-Strategy Income Fund.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.